PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost		$ 125,745	$ 129,815
Less - accumulated depreciation	[1]	(88,092)	(83,915)
Total property and equipment, net		37,653	45,900	$ 50,460
Operating equipment, amount subject to lease transactions		29,400	36,300
Accumulated depreciation and amortization subject to lease transactions		17,000	20,200
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	47,647	59,888
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		50,851	44,599
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,819	1,914
Building [Member]
Property, Plant and Equipment [Line Items]
Cost		6,415	6,453
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Cost		9,498	8,753
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 9,515	$ 8,208

[1]	As of December 31, 2020, and 2019, an amount of US$ 17.0 million and US$ 20.2 million is subject to operating lease transactions, respectively.
[2]	As of December 31, 2020, and 2019, an amount of US$ 29.4 million and US$ 36.3 million is subject to operating lease transactions, respectively.